Note 15 - Subsequent Events (Details) - USD ($)														2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 27, 2016	Jul. 15, 2016	Jul. 08, 2016	Mar. 31, 2016	Mar. 18, 2016	Feb. 08, 2016	Jan. 25, 2016	Jan. 21, 2016	Jan. 14, 2016	Jan. 13, 2016	Dec. 10, 2015	Dec. 03, 2015	Nov. 30, 2015	Aug. 17, 2016	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jul. 20, 2016	Jul. 12, 2016	Jan. 24, 2016	Dec. 16, 2015
Initial Valuation																	$ 275,050
Stated Interest Rate																	0.00%
Convertible notes payable, discount																$ 23,338	$ 122,084
Common Stock
Shares Issued																2,099,887
Stock Issued During Period, Shares, License Agreement																	6,614
Principal
Amount Converted																$ 142,721.95
Adar Bays, LLC
Amount Converted																$ 4,415
Initial Valuation																	$ 35,000
Stated Interest Rate																8.00%	8.00%
Maturity Date																Dec. 16, 2016	Dec. 10, 2016
Convertible notes payable, discount																	$ (32,084)
Adar Bays, LLC | Convertible Notes Payable
Initial Valuation																					$ 70,000
Stated Interest Rate																					8.00%
Maturity Date																	Dec. 10, 2016
Conversion feature																	convertible into restricted shares of common stock after June 10, 2016, at Adar's sole discretion, at the conversion price of 50% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Proceeds from Issuance of Debt											$ 35,000
Convertible notes payable, discount																					$ 2,000
Kodiak Capital
Initial Valuation																	$ 50,000
Stated Interest Rate																	12.00%
Maturity Date																	Dec. 01, 2016
Convertible notes payable, discount																	$ 0
Kodiak Capital | Convertible Notes Payable
Initial Valuation													$ 50,000
Stated Interest Rate													12.00%
Maturity Date																	Dec. 01, 2016
Conversion feature																	convertible into restricted shares of our common stock, at Kodiak's sole discretion, at the lower of the closing bid price on the principal market on the trading day preceding the note date or 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions.
Proceeds from Issuance of Debt													$ 35,000
Convertible notes payable, discount													$ 15,000
Auctus Fund, LLC
Amount Converted																$ 13,604
Initial Valuation																	$ 49,250
Stated Interest Rate																10.00%	10.00%
Maturity Date																Sep. 03, 2016	Sep. 03, 2016
Convertible notes payable, discount																	$ 0
Auctus Fund, LLC | Convertible Notes Payable
Initial Valuation												$ 49,250
Stated Interest Rate												10.00%
Maturity Date																	Sep. 03, 2016
Conversion feature																	convertible into restricted shares of our common stock after December 3, 2015, at Auctus's sole discretion, at the conversion price of 55% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Proceeds from Issuance of Debt												$ 44,000
Convertible notes payable, discount												$ 5,250
B44
Initial Valuation										$ 75,000
Stated Interest Rate										1.00%
Maturity Date																Jun. 30, 2016
Class of Warrant, Outstanding										11,250
Colonial Stock Transfer
Stated Interest Rate																10.00%
Maturity Date																Jan. 14, 2017
Convurge, LLC
Stock Issued During Period, Shares, License Agreement															2,500
Convurge, LLC | Common Stock
Stock Issued During Period, Shares, License Agreement									2,500
Consigliere Inc
Class of Warrant, Outstanding																				5,000
KiwiTech, LLC
Class of Warrant, Outstanding								15,625
Subsequent Event | Adar Bays, LLC | Convertible Notes Payable
Price																			$ 0.041
Proceeds from Convertible Debt														$ 20,000
Debt Instrument, Fee Amount																			$ 1,142
Subsequent Event | Adar Bays, LLC | Principal
Amount Converted			$ 3,705
Subsequent Event | Adar Bays, LLC | Principal | Common Stock
Shares Issued			75,000
Subsequent Event | Kodiak Capital
Conversion feature					convertible into restricted shares of our common stock after 180 days from the issue date, at Kodiak's sole discretion, at 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions
Subsequent Event | Kodiak Capital | Convertible Notes Payable
Initial Valuation					$ 50,000
Stated Interest Rate					12.00%
Maturity Date					Mar. 18, 2017
Proceeds from Issuance of Debt					$ 35,000
Convertible notes payable, discount					15,000
Subsequent Event | Kodiak Capital | BuyerNoteMember
Initial Valuation					$ 50,000
Stated Interest Rate					12.00%
Maturity Date					Mar. 18, 2017
Subsequent Event | Kodiak Capital | Principal
Amount Converted		$ 3,717
Subsequent Event | Kodiak Capital | Principal | Common Stock
Shares Issued		158,168
Subsequent Event | Auctus Fund, LLC | Convertible Notes Payable
Debt Instrument, Fee Amount																		$ 5,750
Initial Valuation																		$ 45,750
Stated Interest Rate																		10.00%
Maturity Date														Apr. 20, 2017
Subsequent Event | F-Squared Enterprises LLC | Common Stock
Conversion of Stock, Shares Converted	1,515,000
Subsequent Event | F-Squared Enterprises LLC | Series A Preferred Stock
Conversion of Stock, Shares Issued	1,515,000
Subsequent Event | AccountantMember
Stock issued for Accounting Services						1,250
Subsequent Event | ViridianCapitalAdvisorsLlcMember
Class of Warrant, Outstanding				12,500											12,500
Subsequent Event | B44 | Notes Payable, Other Payables
Initial Valuation										$ 75,000
Stated Interest Rate										1.00%
Maturity Date										Jun. 30, 2016
Subsequent Event | B44 | Notes Payable, Other Payables | 10-K
Class of Warrant, Outstanding										11,250
Subsequent Event | Colonial Stock Transfer | Convertible Notes Payable
Initial Valuation									$ 6,605
Stated Interest Rate									10.00%
Maturity Date									Jan. 14, 2017
Conversion feature									convertible into restricted shares of our common stock, at Colonial's sole discretion, at a conversion price equal to 55% of the lowest trade price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.
Subsequent Event | Consigliere Inc
Exercise Price of Warrants							$ 4.60
Settlement Agreement Terms				(1) terminates the Asset Purchase Agreement of December 17, 2015, among us, LuvBuds, and Harris; (2) terminates the Consulting Agreement of January, 24, 2016, between us and Consigliere; (3) confirms retention by Harris of the stock grant for 15,000 shares of our common stock; (4) confirms retention by Harris of the warrant to purchase 5,000 shares of our common stock; (5) assigns the 70% membership interest in LuvBuds from us to Harris, with Harris assuming the obligations and duties related thereto; and (6) assigns the acquired assets in LuvBuds from us to Harris.
Subsequent Event | Consigliere Inc | Warrant
Class of Warrant, Outstanding																				5,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Jan. 23, 2017
Subsequent Event | KiwiTech, LLC
Exercise Price of Warrants								$ 8.00
Subsequent Event | KiwiTech, LLC | Warrant
Class of Warrant, Outstanding								312,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Dec. 31, 2025